Earnings Per Common Share Earnings per share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Numerator: [Abstract]
Net (loss) income	$ (169,754)	$ 31,499
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted Average Number of Shares Issued, Basic	7,379	6,760
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	157
Weighted Average Number of Shares Outstanding, Diluted	7,379	6,917
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Earnings Per Share, Basic	$ (23.01)	$ 4.66
Earnings Per Share, Diluted	$ (23.01)	$ 4.55